Subsequent Events (Details Narrative) - Subsequent Event [Member] - USD ($)	Jun. 11, 2021	Jun. 07, 2021	Jun. 02, 2021
Second Credit Facility [Member]
Proceeds from line of credit	$ 178,064
Third Credit Facility [Member]
Proceeds from line of credit	$ 273,167
Board of Directors [Member]
Reverse stock split		1-for-2.5 reverse split of our outstanding shares of common stock
Hankey Capital [Member] | Note Purchase Agreement [Member]
Proceeds from line of credit			$ 700,000